EQ PREMIER VIP TRUST

EQ/Core Plus Bond Portfolio

SUPPLEMENT DATED JULY 11, 2023 TO THE SUMMARY PROSPECTUS, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2023

This Supplement updates certain information contained in the Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”) dated May 1, 2023, as supplemented, of EQ Premier VIP Trust (“Trust”). You should read this Supplement in conjunction with the Summary Prospectus, Prospectus and SAI and retain it for future reference. You may obtain these documents, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download the documents at the Trust’s website at www.equitable-funds.com.

Effective immediately, the following changes are being made to the Summary Prospectus, Prospectus and SAI:

The section of the Summary Prospectus and Prospectus entitled “EQ/Core Plus Bond Portfolio — WHO MANAGES THE PORTFOLIO — Sub-Adviser: Loomis, Sayles & Company, L.P. (“Loomis Sayles” or a “Sub-Adviser”)” is amended to include the following information:

Name	Title	Date Began Managing the Portfolio
Ian Anderson	Portfolio Manager of Loomis Sayles	July 2023
Barath Sankaran, CFA®	Portfolio Manager of Loomis Sayles	July 2023

The section of the Prospectus entitled “Management of the Trust — The Sub-Advisers — Loomis, Sayles & Company, L.P. (“Loomis Sayles”)” is amended to include the following information:

Ian Anderson is the agency MBS strategist for the mortgage and structured finance team at Loomis Sayles where he is responsible for developing agency MBS research and relative value recommendations across all fixed income products. He joined the firm in 2011.

Barath Sankaran, CFA® is a member of the mortgage and structured finance team at Loomis Sayles. He joined the firm in 2009.

The section of the SAI entitled “Appendix B — EQ Premier VIP Trust — Portfolio Manager Information — Loomis, Sayles & Company, L.P.” is amended to include the following information:

Loomis, Sayles & Company, L.P. (“Loomis Sayles” or “Sub-Adviser”)
	Presented below for each portfolio manager is the number of other accounts managed by the portfolio manager and the total assets in the accounts managed within each category as of May 31, 2023.						Presented below for each of the categories is the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account.
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets (Billions)	Number of Accounts	Total Assets (Billions)	Number of Accounts	Total Assets (Billions)	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets

EQ/Core Plus Bond Portfolio

Ian Anderson	3	$2.882	3	$3.076	42	$5.128	0	$0	0	$0	0	$0

Barath.Sankaran	3	$2.882	3	$3.076	39	$5.125	0	$0	0	$0	0	$0

Ownership of Securities of the Portfolio as of May 31, 2023

Portfolio Manager	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000

EQ/Core Plus Bond Portfolio

Ian Anderson	X

Barath Sankaran	X